Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2019
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2018	2019
	RMB	RMB
Buildings	3,586,898	5,594,482
Machinery and equipment	2,475,795	3,778,753
Leasehold improvements	344,786	432,236
Vehicles	2,319,342	3,367,428
Furniture, office and electric equipment	309,214	462,842
Construction in progress	1,711,971	1,685,622
Total	10,748,006	15,321,363
Accumulated depreciation	(1,712,302)	(2,850,731)
Property and equipment, net	9,035,704	12,470,632